CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - DKK (kr) kr in Millions	Issued capital [member]	Share premium [Member]	Translation reserves	Retained Earnings [Member]	Total
Balance at beginning of period at Dec. 31, 2022	kr 66	kr 12,309	kr 98	kr 14,809	kr 27,282
Net profit				1,545	1,545
Other comprehensive income			14		14
Total comprehensive income			14	1,545	1,559
Transactions with owners:
Exercise of warrants		103			103
Purchase of treasury shares				(564)	(564)
Share-based compensation expenses				271	271
Withholding taxes on behalf of employees on net settled RSUs				(93)	(93)
Balance at end of period at Jun. 30, 2023	66	12,412	112	15,968	28,558
Balance at beginning of period at Dec. 31, 2023	66	12,461	60	19,023	31,610
Net profit				2,733	2,733
Other comprehensive income			174		174
Total comprehensive income			174	2,733	2,907
Transactions with owners:
Exercise of warrants		75			75
Purchase of treasury shares				(3,879)	(3,879)
Share-based compensation expenses				349	349
Withholding taxes on behalf of employees on net settled RSUs				(93)	(93)
Balance at end of period at Jun. 30, 2024	kr 66	kr 12,536	kr 234	kr 18,133	kr 30,969